Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (loss) per share
Schedule of information about reconciliation of the weighted average number of shares
		2023	2022	2021
Weighted average number of shares used for basic earnings (loss) per share		3,303,766,512	3,483,633,816	3,565,973,883
Potential shares to be issued for ILT incentive plan		6,352,583	6,319,989	7,598,593
Potential shares to be issued for Sustainability-linked bond		17,014,702
Weighted average number of shares used for diluted earnings (loss) per share		3,327,133,797	3,489,953,805	3,573,572,476
Eni’s profit (loss)	(€ million)	4,771	13,887	5,821
Remuneration of subordinated perpetual bonds net of tax effect	(€ million)	(109)	(109)	(95)
Remuneration of Sustainability-linked bond net of tax effect	(€ million)	9
Eni’s profit (loss) for basic and diluted earnings (loss) per share	(€ million)	4,671	13,778	5,726
Basic earnings (loss) per share	(€ per share)	1.41	3.96	1.61
Diluted earnings (loss) per share	(€ per share)	1.40	3.95	1.60